Equity - Summary of Outstanding Share Options (Detail)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Equity [abstract]
Beginning balance (in shares) | shares	23,680,000	25,250,000
Granted (in shares) | shares	1,729,260	2,519,000
Exercised (in shares) | shares	(10,117,000)	(3,189,000)
Forfeited (in shares) | shares	(216,000)	(186,000)
Expired (in shares) | shares	(19,000)	(714,000)
Ending balance (in shares) | shares	15,057,000	23,680,000
Vested and exercisable at end of year (in shares) | shares	9,854,000	16,543,000
Outstanding at beginning of year (in dollars per share) | $ / shares	$ 21.12	$ 20.61
Granted (in dollars per share) | $ / shares	45.51	29.04
Exercised (in dollars per share) | $ / shares	23.16	16.03
Forfeited (in dollars per share) | $ / shares	32.26	25.43
Expired (in dollars per share) | $ / shares	26.75	52.86
Outstanding at ending of year (in dollars per share) | $ / shares	22.38	21.12
Vested and exercisable at end of year (in dollars per share) | $ / shares	$ 19.04	$ 21.29